Other income (Details) (CAD) In Millions, unless otherwise specified	12 Months Ended						1 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012		Mar. 31, 2013	Jun. 30, 2013	Mar. 31, 2012	Sep. 30, 2014	Feb. 28, 2014
Significant Acquisitions and Disposals [Line Items]
Other income	107		73		315
Gain on disposal of properties [Member]
Significant Acquisitions and Disposals [Line Items]
Other income	99	[1]	64	[1]	295	[1]
Gain on disposal of land [Member]
Significant Acquisitions and Disposals [Line Items]
Other income	21		19		20
OtherNonoperating Income And Expense [Member]
Significant Acquisitions and Disposals [Line Items]
Other income	(13)	[2]	(10)	[2]	0	[2]
LakeshoreWest [Member] | Gain on disposal of properties [Member]
Significant Acquisitions and Disposals [Line Items]
Gain on disposals of properties							40
Disposal date of property, plant and equipment							Mar. 19, 2013
Proceeds from disposal of property, plant and equipment							52
Gain, after tax, on disposition of property, plant and equipment							36
Exchange of Easements [Member] | Gain on disposal of properties [Member]
Significant Acquisitions and Disposals [Line Items]
Gain on disposals of properties								29
Disposal date of property, plant and equipment								Jun. 08, 2013
Gain, after tax, on disposition of property, plant and equipment								18
Bala Oakville [Member] | Gain on disposal of properties [Member]
Significant Acquisitions and Disposals [Line Items]
Gain on disposals of properties									281
Disposal date of property, plant and equipment									Mar. 23, 2012
Proceeds from disposal of property, plant and equipment									311
Gain, after tax, on disposition of property, plant and equipment									252
Guelph [Member]
Significant Acquisitions and Disposals [Line Items]
Disposal date of property, plant and equipment										Sep. 04, 2014
Proceeds from disposal of property, plant and equipment										76
Deux Montagnes [Member]
Significant Acquisitions and Disposals [Line Items]
Gain on disposals of properties											80
Disposal date of property, plant and equipment											Feb. 28, 2014
Proceeds from disposal of property, plant and equipment											97
Gain, after tax, on disposition of property, plant and equipment											72
Other Gain Loss On Disposition Of Property [Member]
Significant Acquisitions and Disposals [Line Items]
Gain on disposals of properties	19		(5)		14

[1]	In addition to the disposals of property described herein, 2014 includes other gains of $19 million; 2013 includes other losses of $5 million; and 2012 includes other gains of $14 million.
[2]	Includes foreign exchange gains and losses.